Financial liabilities - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	$ 13,569			$ 18,770
Current liability of loan	4,972			2,246
Non-current financial liabilities	20,531			$ 20,030
Research Tax Credit Financing [Member]
Disclosure of offsetting of financial liabilities [line items]
Non-current financial liabilities	5,800
Cash | €			€ 5.5
New York [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings	1,100
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings	18,500
Current liability of loan	5,000
Non current liability of loan	$ 13,600
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings | €		€ 18.5
Guaranteed borrowing amount, percentage	90.00%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	0.31%	0.31%
State Guaranteed Loan [Member] | Major Borrowing Transactions [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Fixed interest rate	3.35%	3.35%